Schedule of Common Stock Available for Issuance (Details) - shares		9 Months Ended
		Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Class of Stock [Line Items]
Conversion shares		2,570,688
Preferred Stock [Member]
Class of Stock [Line Items]
Conversion shares		6,367,975
Warrant [Member]
Class of Stock [Line Items]
Conversion shares		6,367,975
Common Class A [Member]
Class of Stock [Line Items]
Authorized number of shares of Class A Common Stock		285,000,000	285,000,000	285,000,000
Class A Common Stock outstanding		15,001,187	5,883,842	3,282,423
Reserve for conversion of Class B Common Stock		200,491	200,491
Reserve for exercise of common stock warrants		2,593,074	2,508,573
Reserve for Earnout Shares		350,000	350,000
Reserve for Extension shares		294,117
Reserve for conversion of Series A 10% Convertible Preferred Stock and exercise of Preferred Warrant	[1]
Conversion shares	[2]
Stock options and RSUs		711,217	1,564,028
Awards available for grant under 2023 Equity Incentive Plan		357,047	256,089
Reserve for issuance under 2023 Employee Stock Purchase Plan		68,705	68,705
Shares of Class A Common Stock available for issuance		265,424,162	274,103,993
Reserve for RaGE Earnout			64,280
Class A Common Stock available for issuance		265,424,162	274,103,993
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Conversion shares		6,367,975

[1]	The amounts issuable upon conversion of the preferred shares or the exercise of the warrants for the preferred shares were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion or exercise. Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 6,367,975 shares would be issuable upon conversion of the preferred shares and exercise of the warrants as of June 30, 2026.
[2]	The amounts issuable upon conversion of the convertible notes measured at fair value were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 2,570,688 shares would be issuable upon conversion as of June 30, 2026.